Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of assets	$ 221	$ 158	$ 187
Net repayment of interest bearing liabilities	3,358	8,357	2,008
Other outflows from investing activities	(271)	(257)	(130)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of assets	151	39	78
Net repayment of interest bearing liabilities	33	38	39
Purchases of property, plant and equipment and capitalised exploration	1,144	1,020	1,079
Proceeds from sale of investment in subsidiaries associates joint operations and joint venture net of cash acquired	91	480	0
Other outflows from investing activities	$ 2	$ 59	$ 32